Award Timing Disclosure	12 Months Ended
Sep. 27, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity awards are discretionary and are generally granted to our named executive officers on the first day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer, the People and Compensation Committee may approve grants to be effective at other times. Apple does not currently grant stock options to its employees. Eligible employees, including our named executive officers, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading days in July and January. The People and Compensation Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and Apple does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards are discretionary and are generally granted to our named executive officers on the first day of the applicable fiscal year. In certain circumstances, including the hiring or promotion of an officer, the People and Compensation Committee may approve grants to be effective at other times. Apple does not currently grant stock options to its employees. Eligible employees, including our named executive officers, may voluntarily enroll in the ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading days in July and January.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The People and Compensation Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and Apple does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false